Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital	The Company’s share capital
	As of December 31, 2025		As of December 31, 2024
	Number of shares in thousands
	Authorized	Issued and paid-in	Authorized	Issued and paid-in
Shares, no par value	100,000,000	1,858,912	1,000,000	517,129
Class A preferred shares, no par value	10,000		10,000	-
Class B preferred shares, no par value	10,000		10,000	-
Class C preferred shares, no par value	10,000		10,000	-
Class D preferred shares, no par value	10,000		10,000	-
Class E preferred shares, no par value	10,000		10,000	-

Schedule of Changes in Share Capital	Changes in share capital during the year
	For the year ended December 31
	2025	(*)2024	(*)2023
	Number of ADSs in thousands
Issued as at January 1	259	126	92
Issuance of ADSs (See D below)	44	93	32
Vesting of RSUs	1	2	2
Exercise of warrants and prefunded warrants	132	38	-
Issuance of ADSs – September 2025 Offering	494	-	-
Issued as at December 31	930	259	126

*	Restated to reflect a 1:10 reverse ratio that took place in March 2026. (see also note 9A)

Schedule of the Information Relating to Non-Controlling Interests

The following table summarizes the information relating to Tyrnovo that has non-controlling interests of 1.53%, before any intra-group eliminations:

	December 31, 2025	December 31, 2024
TyrNovo Ltd.	in USD thousands
Non-current assets	5	6
Current assets	375	184
Current liabilities	(26,831)	(25,901)
Net assets	(26,451)	(25,711)
Net assets attributable to non-controlling interests	(405)	(394)
Loss for the year	739	2,545
Loss allocated to non-controlling interests	11	39